Trade and Other Payables - Schedule of Trade and Other Payables (Details) - Trade and other payables [Member]		Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Trade and Other Payables [Line Items]
Trade payables	[1]	RM 20,293,263	$ 5,003,269	RM 14,089,238
Other payable and accruals		6,229,993	1,535,994	1,832,975
Wages payable		21,529	5,308	200,235
Interest payable of RCPS	[2]	530,365	130,761	1,072,266
Total trade and other payables	[3]	RM 27,075,150	$ 6,675,332	RM 17,194,714

[1]	An aging analysis of the trade payables as of December 31, 2024 and 2025 are as follows:
[2]	The interest payable of RCPS is calculated based on the weighted average principal of RCPS and the related effective interest rate. AI RCPS bear an effective interest rate of 14.0% (note 12).
[3]	All the trade and other payables classified as current are expected to be settled within one year or are repayable on demand.